Defined benefit plan (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of assumptions of defined benefit obligation

2025

Net benefit expense (recognized in profit or loss)

Current service cost	$21
Net interest on liabilities	11
Net benefits expense	$32

Changes in the present value of defined benefit obligations

Defined benefit obligation at December 31, 2024	$203
Current service cost	21
Net interest on liabilities	11
Acturial loss	54
Defined benefit obligation at December 31, 2025	$289